Document and Entity Information	Jan. 13, 2025
Cover [Abstract]
Entity Registrant Name	APACHE CORP
Amendment Flag	false
Entity Central Index Key	0000006769
Document Type	8-K
Document Period End Date	Jan. 13, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-4300
Entity Tax Identification Number	41-0747868
Entity Address, Address Line One	2000 W. Sam Houston Pkwy. S.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-3643
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false